UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Dec. 31, 2022	Jun. 30, 2022
CURRENT ASSETS
Cash and cash equivalents	$ 68,550,022	$ 33,475,266
Other financial assets	18,882,388	5,401,133
Trade receivables	178,231,597	111,752,310
Other receivables	25,653,798	19,327,584
Income and minimum presumed recoverable income taxes	1,674,314	1,647,398
Inventories	157,647,583	126,044,122
Biological assets	581,100	57,313
Total current assets	451,220,802	297,705,126
NON-CURRENT ASSETS
Other financial assets	1,104,718	619,841
Trade receivables		200,412
Other receivables	3,173,261	2,254,199
Income and minimum presumed recoverable income taxes	18,465	44,412
Deferred tax assets	4,619,247	4,011,374
Investments in joint ventures and associates	38,810,692	38,554,092
Property, plant and equipment	63,794,675	49,908,325
Intangible assets	174,412,251	76,704,869
Goodwill	122,532,487	36,073,685
Right of use asset	13,164,994	12,144,026
Total non-current assets	421,630,790	220,515,235
Total assets	872,851,592	518,220,361
CURRENT LIABILITIES
Trade and other payables	165,096,567	125,849,620
Borrowings	105,462,623	71,301,468
Employee benefits and social security	9,867,633	7,619,121
Deferred revenue and advances from customers	44,136,726	5,895,313
Income tax payable	1,079,857	7,538,764
Consideration for acquisition	1,943,216	3,048,562
Lease liabilities	3,007,806	1,412,904
Total current liabilities	330,594,428	222,665,752
NON-CURRENT LIABILITIES
Trade and other payables	810,921
Borrowings	79,109,119	74,177,169
Deferred revenue and advances from customers	17,096,542
Joint ventures and associates	122,059	717,948
Deferred tax liabilities	46,130,828	29,005,943
Provisions	464,564	603,022
Consideration for acquisition	8,467,428	9,854,228
Secured notes	72,558,213	12,559,071
Lease liabilities	10,880,795	10,338,380
Total non-current liabilities	235,640,469	137,255,761
Total liabilities	566,234,897	359,921,513
EQUITY
Equity attributable to owners of the parent	272,648,077	127,358,573
Non-controlling interest	33,968,618	30,940,275
Total equity	306,616,695	158,298,848
Total equity and liabilities	$ 872,851,592	$ 518,220,361